Accounts receivable, net - Accounts receivable, net (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Nonrelated Party
Related party balances and transactions
Accounts receivable	$ 38,912	$ 15,345
Less: Allowance for doubtful accounts	(496)	(539)
Accounts receivable	38,416	14,806
Related Party
Related party balances and transactions
Accounts receivable	210,001	186,705
Less: Allowance for doubtful accounts	(299)	(1,169)
Accounts receivable	$ 209,702	$ 185,536